Loans Payable to Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Loans Payable to Related Parties

Loans payable to related parties consist of:

	March 31, 2018	December 31, 2017
Due to Chief Executive Officer	$9,203	$7,040
Due to Sylios Corp and two subsidiaries of Sylios Corp	3,042	2,862
Total	$12,245	$9,902

Loans payable to related parties consist of:

	December 31, 2017	December 31, 2016
Due to Chief Executive Officer	$7,040	$1,477
Due to Sylios Corp and two subsidiaries of Sylios Corp	2,862	284
Total	$9,902	$1,761